Expense Example	Dec. 29, 2025 USD ($)
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,422
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,111
Performance Trust Multisector Bond Fund | Performance Trust Multisector Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213